CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Concentration Risks, Types, No Concentration Percentage [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Note 14 - CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Credit Risk

As of June 30, 2025 and December 31, 2024, the Company had $5,940 and $128,093 of cash balance held in China banks, respectively. China banks protect consumers against loss if their bank or thrift institution fails, and each of the Company’s bank accounts are insured up to RMB500,000 (approximately $69,846). As a result, cash held in China financial institutions of nil and $30,578 were not insured as of June 30,2025 and December 31, 2024, respectively. As of June 30, 2025 and December 31, 2024, the Company had $526,910 and $1,042,371 of cash balance held in Hongkong banks, respectively. The Hong Kong Deposit Protection Scheme insures eligible deposits up to HK$500,000 (approximately $63,696) per depositor per bank. As a result, cash held in Hongkong financial institutions of $335,821 and $909,606 were not insured as of June 30, 2025 and December 31, 2024, respectively. The Company have not experienced any losses in such accounts through June 30, 2025.

The Company’s cash position by geographic area was as follows:

	June 30,		December 31,
	2025		2024
Country:
Singapore	$228,373	43%	$228,448	19%
China (Hongkong)	299,013	56%	936,264	80%
China (Mainland)	5,464	1%	5,752	1%
Total cash and cash equivalents, and restricted cash	$532,850	100%	$1,170,464	100%

Almost all of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, the Company believe that the concentration of credit risk with respect to trade accounts receivable is limited due to generally short payment terms. The Company also perform ongoing credit evaluations of customers to help further reduce potential credit risk.

Customers

As of June 30, 2025, five customers accounted for 29%, 23%, 21%, 13%, 13% of the Company’s revenues, respectively. As of June 30,2024, one customer accounted for 99% of the Company’s revenues.

Suppliers

As of June 30, 2025, one supplier accounted for 99% of the Company’s cost of revenues. As of June 30,2024, one supplier accounted for 100% of the Company’s cost of revenues.

As of June 30, 2025, the Company entered into lease agreements as lessee with third parties for the operation. The Company has total future lease payment of $0 from continuing operations. As of June 30, 2025, the Group did not have any purchase commitments or capital commitments.

As of June 30, 2024, the Company entered into lease agreements as lessee with third parties for the operation. The Company has total future lease payment of $0 from continuing operations and of $8,840 from discontinued operation, respectively. As of June 30, 2024, the Group did not have any purchase commitments or capital commitments.

Note 14 - CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. The Company place cash with high credit quality financial institutions in Singapore, Hongkong and China.

As of December 31, 2024 and 2023, the Company had $128,093 and $144,059 of cash balance held in China banks, respectively. China banks protect consumers against loss if their bank or thrift institution fails, and each of the Company’s bank accounts are insured up to RMB500,000 (approximately $69,557). As a result, cash held in China financial institutions of $30,578 and $30,176 were not insured as of December 31, 2024 and December 31, 2023, respectively. As of December 31, 2024 and 2023, the Company had $1,042,371 and $1,406,027 of cash balance held in Hongkong banks, respectively. The Hong Kong Deposit Protection Scheme insures eligible deposits up to HK$500,000 (approximately $64,369) per depositor per bank. As a result, cash held in Hongkong financial institutions of $909,606 and $1,265,389 were not insured as of December 31, 2024 and December 31, 2023, respectively. The Company have not experienced any losses in such accounts through December 31, 2024.

The Company’s cash position by geographic area was as follows:

	December 31, 2024		December 31, 2023
Country:
Singapore	$228,448	19%	$234,897	15%
China (Hongkong)	936,264	80%	1,310,551	84%
China (Mainland)	5,752	1%	4,638	1%
Total cash and cash equivalents	$1,170,464	100%	$1,550,086	100%

Almost all of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, the Company believe that the concentration of credit risk with respect to trade accounts receivable is limited due to generally short payment terms. The Company also perform ongoing credit evaluations of customers to help further reduce potential credit risk.

Customers

For the year ended December 31, 2024, three customers accounted for 64%, 21% and 12% of the Company’s revenues, respectively. For the year ended December 31, 2023, three customers accounted for 53%, 19% and 13% of the Company’s revenues, respectively. For the year ended December 31, 2022, four customers accounted for 24%, 23%, 15% and 14%of the Company’s revenues, respectively.

Suppliers

For the year ended December 31, 2024, two suppliers accounted for 75% and 25% of the Company’s total cost of revenues. For the year ended December 31, 2023, four suppliers accounted for 29%, 26%, 24% and 10% of the Company’s total cost of revenues. For the year ended December 31, 2022, two suppliers accounted for 56% and 19% of the Company’s cost of revenues, respectively.